Document and Entity Information	12 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	HOLI
Entity Registrant Name	HOLLYSYS AUTOMATION TECHNOLOGIES, LTD.
Entity Central Index Key	0001357450
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	54,692,129

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Jun. 30, 2010
Current Assets
Cash and cash equivalents	$ 90,669,059	$ 119,501,945
Contract commitment deposit in banks	4,115,733	4,383,684
Accounts receivable, net of allowance for doubtful accounts of $8,408,318 and $10,691,810 (note 4)	98,002,235	64,384,519
Cost and estimated earnings in excess of billings, net of allowance for doubtful accounts of $1,102,016 and $1,232,813 (note 5)	103,515,659	60,928,056
Other receivables, net of allowance for doubtful accounts of $214,789 and $249,052	5,057,899	4,102,136
Advances to suppliers	7,818,493	10,676,175
Amount due from related parties (note 17)	12,175,447	10,764,828
Inventories, net of provision of $2,393,546 and $1,738,184 (note 3)	27,972,600	23,554,331
Prepaid expenses	1,018,841	1,022,803
Income tax recoverable	1,098,806	1,083,640
Deferred tax assets (note 15)	2,021,466	956,969
Assets held-for-sale (note 6)	8,945,718
Total current assets	362,411,956	301,359,086
Advance payment for acquisition of a subsidiary (note 21)	16,856,148
Property, plant and equipment, net (note 6)	59,753,192	65,345,618
Long term investments (note 7)	18,571,152	17,348,159
Deferred tax assets (note 15)	991,496	677,388
Total assets	458,583,944	384,730,251
Current liabilities
Short-term bank loans (note 9)	11,528,465	1,472,559
Current portion of long-term bank loans (note 11)	5,408,245	1,472,559
Current portion of long-term bond payable (note 10)		11,780,471
Accounts payable	63,397,616	41,479,662
Construction cost payable	1,882,872	12,562,565
Deferred revenue	43,202,760	33,552,968
Accrued payroll and related expense	6,181,626	4,386,681
Income tax payable	5,060,131	5,971,136
Warranty liabilities (note 8)	2,798,800	1,916,654
Other tax payables	12,547,517	10,632,611
Accrued liabilities	5,692,209	8,078,783
Amounts due to related parties (note 17)	3,338,563	2,610,599
Total current liabilities	161,038,804	135,917,248
Long-term bank loans (note 11)	31,676,865	35,341,413
Total liabilities	192,715,669	171,258,661
Commitments and contingencies (note 20)
Equity
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized, 54,449,129 and 54,692,129 shares issued and outstanding (note 12)	54,693	54,450
Additional paid-in capital	140,373,585	138,751,162
Appropriated earnings	23,061,779	17,396,777
Retained earnings	74,741,788	38,936,792
Accumulated comprehensive income - translation adjustments	26,825,812	17,557,544
Total Hollysys Automation Technologies Ltd. stockholders' equity	265,057,657	212,696,725
Non-controlling interests	810,618	774,865
Total equity	265,868,275	213,471,590
Total liabilities and equity	$ 458,583,944	$ 384,730,251

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Jun. 30, 2010
Accounts receivable, allowance for doubtful accounts	$ 10,691,810	$ 8,408,318
Cost and estimated earnings in excess of billings, allowance for doubtful accounts	1,232,813	1,102,016
Other receivables, allowance for doubtful accounts	249,052	214,789
Inventories, provision	$ 1,738,184	$ 2,393,546
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	54,692,129	54,449,129
Ordinary shares, shares outstanding	54,692,129	54,449,129

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Revenues
Integrated contract revenue	$ 248,576,098	$ 164,118,183	$ 149,303,309
Products sales	14,265,788	9,971,013	8,198,758
Total revenues	262,841,886	174,089,196	157,502,067
Cost of integrated contracts	165,354,157	110,268,475	99,423,487
Cost of products sold	6,359,013	3,668,899	3,500,471
Gross profit	91,128,716	60,151,822	54,578,109
Operating expenses
Selling expenses	20,445,846	12,152,019	10,021,832
General and administrative expenses	16,671,448	13,914,091	48,981,078
Research and development expenses	20,132,575	13,071,318	8,829,402
VAT refunds and government subsidies	(10,811,919)	(11,533,006)	(7,703,724)
Total operating expenses	46,437,950	27,604,422	60,128,588
Income (loss) from operations	44,690,766	32,547,400	(5,550,479)
Other income (expense), net	(208,093)	(215,277)	322,713
Gains on disposal of long term investments (note 7)	1,400,533		400,556
Dilution gain on share of an equity investee (note 7)	756,619
Share of net income of equity investees	2,847,866	3,958,073	178,167
Interest expense, net	(1,578,610)	(1,070,772)	(954,078)
Income (loss) before income taxes	47,909,081	35,219,424	(5,603,121)
Income taxes expenses (note 15)	6,443,967	7,663,433	3,061,141
Net income (loss)	41,465,114	27,555,991	(8,664,262)
Less: Net income (loss) attributable to non-controlling interests	(4,884)	1,851,453	5,186,802
Net income (loss) attributable to Hollysys Automation Technologies Ltd.	41,469,998	25,704,538	(13,851,064)
Other comprehensive income (loss)
Net income (loss)	41,465,114	27,555,991	(8,664,262)
Translation adjustments	9,308,905	1,219,809	605,582
Comprehensive income (loss)	50,774,019	28,775,800	(8,058,680)
Less: Comprehensive income attributable to non-controlling interests	35,753	1,876,297	5,254,351
Comprehensive income (loss) attributable to Hollysys Automation Technologies Ltd.	$ 50,738,266	$ 26,899,503	$ (13,313,031)
Net income (loss) per share (note 16)
Weighted average number of ordinary shares	54,564,842	51,243,667	44,950,833
Weighted average number of diluted ordinary shares	54,949,280	51,838,294	44,950,833
Basic earnings (loss) per share attributable to Hollysys Automation Technologies Ltd.	$ 0.76	$ 0.5	$ (0.31)
Diluted earnings (loss) per share attributable to Hollysys Automation Technologies Ltd.	$ 0.75	$ 0.5	$ (0.31)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Cash flows from operating activities:
Net income (loss)	$ 41,465,114	$ 27,555,991	$ (8,664,262)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	4,468,592	2,683,042	2,241,344
Allowance for doubtful accounts	2,816,320	2,790,078	1,145,770
Provision for inventories	211,919	1,279,406	517,694
Loss (gain) on disposal of property, plant and equipment	(166,177)	14,112	58,133
Impairment loss on goodwill		286,610
Impairment loss on property, plant and equipment	23,711	715,246
Impairment loss on long-term investments	165,948	152,732
Share of net income from equity investees	(2,847,866)	(3,958,073)	(178,167)
Gains on disposal of long-term investments	(1,400,533)		(400,556)
Dilution gain on share of an equity investee	(756,619)
Amortization of expenses accrued for bond payable	31,531	61,281	61,222
Stock-based compensation	551,966	524,076	39,559,026
Deferred tax assets (liabilities), net	(1,297,968)	(885,014)	530,229
Loss on deemed acquisition of a subsidiary			18,962
Changes in operating assets and liabilities:
Accounts receivable	(30,227,617)	(10,131,840)	2,517,399
Cost and estimated earnings in excess of billings	(42,587,603)	(10,191,299)	(8,301,687)
Inventories	(3,468,049)	(5,996,365)	5,311,489
Advance to suppliers	3,384,430	(2,598,327)	(861,429)
Other receivables	(685,398)	(93,051)	(573,733)
Deposits and other assets	506,365	1,497,584	(1,975,917)
Due from related parties	(336,128)	(3,143,615)	(4,581,972)
Accounts payable	18,481,215	5,032,941	13,056,177
Deferred revenue	7,994,334	12,480,428	397,735
Accruals and other payable	2,113,829	5,953,753	(2,748,314)
Due to related parties	(457,800)	1,145,916	(17,671)
Tax payable	222,993	4,970,204	3,015,986
Net cash provided by (used in) operating activities	(1,793,491)	30,145,816	40,127,458
Cash flows from investing activities:
Purchase of property, plant and equipment	(16,045,183)	(20,918,968)	(8,728,334)
Proceeds from disposal of property, plant and equipment	12,574	9,251	13,271
Repayment from related parties	27	653,325	1,134,090
Acquisition of long term investments		(1,001,569)	(3,895,781)
Proceeds from disposal of long-term investments	3,726,997		2,103,136
Dividends from long-term investments	90,517	58,640	69,568
Acquisition of a subsidiary, net of cash acquired		(279,120)	(439,374)
Cash prepaid for acquisition of a subsidiary	(16,856,148)
Deposit for acquisition of equity interest from non-controlling interest			(2,196,869)
Net cash used in investing activities	(29,071,216)	(21,478,441)	(11,940,293)
Cash flows from financing activities:
Repayments of bonds payable	(12,068,913)
Proceeds from short-term bank loans	15,671,580		5,858,317
Repayments of short-term bank loans	(5,924,784)	(4,397,989)	(4,393,738)
Proceeds from long-term bank loans			36,614,479
Repayments of long-term bank loans	(1,508,614)	(5,130,987)	(2,196,869)
Cash injected by non-controlling interest		718,338
Acquisition of equity interest from non-controlling interest		(10,373,600)
Proceeds from exercise of share options	1,070,700
Net cash provided by (used in) financing activities	(2,760,031)	(19,184,238)	35,882,189
Effect of foreign exchange rate changes	4,791,852	1,136,142	562,754
Net increase (decrease) in cash and cash equivalents	(28,832,886)	(9,380,721)	64,632,108
Cash and cash equivalents, beginning of year	119,501,945	128,882,666	64,250,558
Cash and cash equivalents, end of year	90,669,059	119,501,945	128,882,666
Cash paid during the year for:
Interest, net of capitalized interest cost	2,680,141	2,227,667	2,576,444
Income tax	7,109,057	5,074,938	2,758,695
Supplementary disclosures of significant non-cash transactions:
Issuance of ordinary shares in connection with acquisition of equity interest in a subsidiary from non-controlling interest		$ 53,011,515
Issuance of additional ordinary shares upon exercise of Unit Purchase Option		93

CONSOLIDATED STATEMENTS OF EQUITY (USD $)	Total	Ordinary Shares	Additional Paid-in Capital	Appropriat-ed Earnings	Retained Earnings	Accumulated Comprehen-sive Income	Total Hollysys Automation Technologies Ltd. Stockholders' Equity	Non-controlling Interests
Beginning Balance at Jun. 30, 2008	$ 164,939,275	$ 43,943	$ 91,667,183	$ 11,676,276	$ 30,542,484	$ 13,364,012	$ 147,293,898	$ 17,645,377
Beginning Balance (in shares) at Jun. 30, 2008		43,942,614
Incentive stock compensation (in shares)		6,000,000
Incentive stock compensation	39,559,026	6,000	39,553,026				39,559,026
Acquisition of additional equity interest in a subsidiary from non-controlling interest	(420,487)							(420,487)
Net Income (loss) for the year	(8,664,262)				(13,851,064)		(13,851,064)	5,186,802
Appropriation				3,459,166	(3,459,166)
Translation adjustments	605,582					538,033	538,033	67,549
Ending Balance at Jun. 30, 2009	196,019,134	49,943	131,220,209	15,135,442	13,232,254	13,902,045	173,539,893	22,479,241
Ending Balance (in shares) at Jun. 30, 2009		49,942,614
Incentive stock compensation	524,076		524,076				524,076
Acquisition of additional equity interest in a subsidiary from non-controlling interest (in shares)		4,413,948
Acquisition of additional equity interest in a subsidiary from non-controlling interest	(12,572,594)	4,414	7,006,970	2,261,335		2,460,534	11,733,253	(24,305,847)
Acquisition of a subsidiary	7,548							7,548
Capital contribution from non-controlling interest	717,626							717,626
Issuance of ordinary shares upon exercise of share options (in shares)		92,567
Issuance of ordinary shares upon exercise of share options		93	(93)
Net Income (loss) for the year	27,555,991				25,704,538		25,704,538	1,851,453
Translation adjustments	1,219,809					1,194,965	1,194,965	24,844
Ending Balance at Jun. 30, 2010	213,471,590	54,450	138,751,162	17,396,777	38,936,792	17,557,544	212,696,725	774,865
Ending Balance (in shares) at Jun. 30, 2010		54,449,129
Incentive stock compensation	551,966		551,966				551,966
Issuance of ordinary shares upon exercise of share options (in shares)		243,000
Issuance of ordinary shares upon exercise of share options	1,070,700	243	1,070,457				1,070,700
Net Income (loss) for the year	41,465,114				41,469,998		41,469,998	(4,884)
Appropriation				5,665,002	(5,665,002)
Translation adjustments	9,308,905					9,268,268	9,268,268	40,637
Ending Balance at Jun. 30, 2011	$ 265,868,275	$ 54,693	$ 140,373,585	$ 23,061,779	$ 74,741,788	$ 26,825,812	$ 265,057,657	$ 810,618
Ending Balance (in shares) at Jun. 30, 2011		54,692,129

ORGANIZATION AND BUSINESS BACKGROUND	12 Months Ended
Jun. 30, 2011
ORGANIZATION AND BUSINESS BACKGROUND
NOTE 1 - ORGANIZATION AND BUSINESS BACKGROUND

Hollysys Automation Technologies Ltd. (“Hollysys” or the “Company”), formerly known as HLS Systems International Ltd., was established under the laws of the British Virgin Islands (“BVI”) on February 6, 2006, for the purpose of merging with Chardan North China Acquisition Corporation (“Chardan”), and to hold 100% interest in Gifted Time Holdings Limited (“GTH”) upon the completion of a share exchange transaction (the “Share Exchange Transaction”) on September 7, 2007.

As of June 30, 2011, details of the Company’s subsidiaries are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership interest attributable to the Company		Principal activities
			Directly	Indirectly

Gifted Time Holdings Limited (“GTH”)	BVI	September 21, 2005	100%	-	Investment holding

HollySys (Asia Pacific) Pte. Limited (“HAP”)	Singapore	October 23, 1997	100%	-	Sale of integrated automation products

Clear Mind Limited (“Clear Mind”)	BVI	November 29, 2007	-	100%	Investment holding

World Hope Enterprises Limited (“World Hope”)	Hong Kong	September 17, 2007	-	100%	Investment holding

Beijing He Li Tong S&T Exploration Co., Ltd. (“BJHLT”)	People’s Republic of China (“PRC”)	January 25, 2008	-	100%	Investment holding

Beijing Hollysys S&T Exploration Co., Ltd. (“Hollysys S&T”)	PRC	December 17, 2007	-	100%	Investment holding

Beijing Hollysys Automation & Drive Co., Ltd. (“Hollysys Automation”)	PRC	May 13, 2008	-	100%	Manufacture and sale of integrated automation products

Hangzhou Hollysys Automation Co., Ltd. (“Hangzhou Hollysys”)	PRC	September 24, 2003	-	100%	Provision of integrated industrial automation products and services

Beijing Hollysys Electronics Technology Co., Ltd. (“Hollysys Electronics”)	PRC	June 4, 2010	-	100%	Manufacture and sale of automation equipment

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership interest attributable to the Company		Principal activities
			Directly	Indirectly

Beijing Hollycon Med. & Tech. Co., Ltd. (“Hollycon”)	PRC	June 4, 2010	-	51%	Manufacture and sale of medical automation equipment

Hollysys (Beijing) Investment Co., Ltd. (“Hollysys Investment ”)	PRC	April 15, 2011	-	100%	Investment management and consulting

Beijing Hollysys Co., Ltd. (“Beijing Hollysys”)	PRC	September 25, 1996	-	100%	Provision of integrated automation systems and services

Beijing Haotong Science and Technology Development Co., Ltd. (“Haotong”)	PRC	October 26, 2000	-	100%	Dormant

Beijing WoDeWeiYe Technology Exploration Co., Ltd. (“WoDeWeiYe”)	PRC	December 31, 1997	-	51%	Manufacture and sale of electric components

Xi’an Hollysys Co., Ltd. (“Xi’an Hollysys”)	PRC	March 9, 2011	-	100%	Research and development of automation

The Company is principally engaged in manufacture, sale and provision of integrated automation systems and services in the PRC mainly through the PRC operating subsidiaries.

On September 1, 2009, Beijing Hollysys acquired 51% equity interest of Beijing WoDe WeiYe Technology Limited (WoDeWeiYe”), which was principally engaged in intelligent electric meter business, at a cash consideration of RMB2 million (equivalent to  $294,422), to further build up its foothold in the subway automation sector. The identifiable net assets of the acquiree was insignificant and goodwill of  $286,610, comprised of the value of expected synergy arising from acquisition, was recognized and impaired during the year. The total net cash paid in this acquisition was  $279,120. The amounts of WoDeWeiYe’s revenue and earnings included in the Company’s consolidated statement of operations for the year ended June 30, 2010, and the revenue and earnings of WoDeWeiYe had the acquisition date been July 1, 2008, or July 1, 2009, are insignificant to the Company’s result of operations.

On May 18, 2011, the Company entered into a stock purchase agreement (the “SPA”) to acquire  100% interest of Concord Corporation Pte. Ltd., which is incorporated in Singapore, and its affiliates including Concord Electrical Pte. Ltd. and Concord Electrical Sdn. Bhd. (“collectively referred to as the “Concord Group”), for a combination of cash and stock with a total value equivalent to approximately US  $43.2 million.  This acquisition was completed subsequent to the balance sheet date as of June 30, 2010, please refer to note 21 to the financial statements for further details.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation

The consolidated financial statements include the financial statements of the Company and its subsidiaries.  All significant inter-company transactions and balances are eliminated during the process of consolidation. The consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Non-controlling interests

Effective July 1, 2009 the Company adopted an authoritative pronouncement issued by the Financial Accounting Standards Board (the “FASB”) regarding non-controlling interests in consolidated financial statements. The pronouncement requires non-controlling interests to be separately presented as a component of equity in the consolidated financial statements.

Foreign Currency Translations and Transactions

The Renminbi (“RMB”), the national currency of PRC, is the primary currency of the economic environment in which the operations of the Company are conducted and is determined the functional currency of all PRC subsidiaries.  The Company uses the United States dollar for financial reporting purposes.

The Company translates the assets and liabilities into U.S. dollars using the rate of exchange prevailing at the balance sheet date, and the statements of operations are translated at average rates during the reporting period.  Adjustments resulting from the translation of financial statements from RMB into U.S. dollars are recorded in stockholders’ equity as part of accumulated comprehensive income - translation adjustments.  Gains or losses resulting from transactions in currencies other than RMB are reflected in consolidated statement of operations for the reporting period.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturity of three months or less to be cash equivalents.

Revenue Recognition

Revenues generated from designing, building, and delivering customized integrated industrial automation systems and providing relevant solutions are recognized over the contractual terms based on the percentage of completion method.  The contracts for designing, building, and delivering customized integrated industrial automation systems are legally enforceable binding agreements between the Company and customers.  Performance of these contracts will often extend over long periods, and the Company’s right to receive payments depends on its performance in accordance with these contractual agreements.  The duration of contracts the Company performs is depending on the contract size in terms of dollar amounts.  In general, the bigger the contract size is, the longer the duration of that contract is.  The duration of a small contract is less than one year without including warranty period.  The duration of a large contract is longer than one year without including warranty period.  Including the warranty period, all of the contracts have a duration of longer than one year, ranging from 16 months to 61 months.   The operating cycle of the Company is determined by a composite of many individual contracts in various stage of completion and is measured by the duration of the average time intervening between the acquisition of materials or service entering the construction process and the substantial completion of contracts.  Based on the historical experience, the operating cycle of the Company exceeds one year.

In accordance with Accounting Standards Codification (“ASC”) 605-305 Revenue Recognition - Construction-Type and Production-Type Contracts recognition is based on an estimate of the income earned to date, less income recognized in earlier periods.  Estimates of the degree of completion are based on the costs incurred to date comparing to the expected total costs for the contracts.  Revisions in the estimated profits are made in the period in which the circumstances requiring the revision become known.  Provisions, if any, are made currently for anticipated loss on the uncompleted contracts.  Revenue in excess of billings on the contracts is recorded as costs and estimated earnings in excess of billings.  Billings in excess of revenues recognized on the contracts are recorded as deferred revenue until the above revenue recognition criteria are met.  Billings are rendered based on agreed milestones included in the contracts with customers.  There are different milestones among the contracts the Company has won.  In general, there are four milestones: 1) system manufacturing, 2) system delivery, 3) installation, trial-run, and customer acceptance, and 4) expiration of a warranty period.  The amount to be billed when each of the specified milestones is reached has been specified in a contract.  All contracts have the first milestone, but not all contracts have a prepayment.

The Company recognizes 100% of the contractual revenue at the end of customer acceptance stage as the Company estimates that no further major costs will incur under a contract, a signed customer acceptance document has been obtained, and a warranty period starts to count.  Revenues are presented net of taxes collected on behalf of government.

Revenue generated from sales of electronic equipment is recognized when persuasive evidence of an arrangement exists, delivery of the products has occurred, customer acceptance has been obtained, which means the significant risks and rewards of the ownership have been transferred to the customer, the price is fixed or determinable and collectability is reasonably assured.

Inventories

Inventories are composed of raw materials and low value consumables, work in progress, and purchased and manufactured finished goods.  Inventories are stated at the lower of cost or the market value.

On January 1, 2009, the Company elected to change the “costing method” for purchased inventories previously accounted for on the “weighted average basis” to the “first-in, first-out basis”.  The percentage of purchased inventories accounted for under the weighted average method shared approximately 64% of the closing inventories at December 31, 2008.  The Company believes that purchased inventories measured based on first-in first-out basis can better reflect the current value of purchased inventories on the Consolidated Balance Sheet and enhances the matching of future cost of sales with revenues. Since the change of the inventories costing method did not result in a material cumulative difference or a material difference in any one reporting period, and consequently the prior periods figures have not been restated.  The cumulative effect of the accounting change, which was immaterial, was reflected in the results of operations in the year ended June 30, 2009.

The Company makes provisions for estimated excess and obsolete inventory based on its regular reviews of inventory quantities on hand and the latest forecasts of product demand and production requirements from its customers.  The Company writes down inventories for non-saleable, excess or obsolete raw materials, work-in-process and finished goods by charging such write-downs to cost of sales.  In addition to write-downs based on newly introduced parts, statistics and judgments are used for assessing a provision on the remaining inventory based on salability and obsolescence.

Warranty

Warranty is a major term under an integrated contract, which will last, in general, for twelve months or otherwise be specified in the terms of the contract. The Company estimates warranty liability under a contract using a percentage of revenue recognized, which is derived from its historical experience, in order to recognize the warranty cost for a contract in the proper period of time.  In addition, the Company estimates whether or not the accrued warranty liabilities are adequate by considering specific conditions that may arise and the number of contracts under warranty period at each financial year-end.  The Company adjusts the accrued warranty liabilities in line with the result of its assessment.

Accounts Receivable and Cost and estimated earnings in excess of billings

Performance of the contracts often will extend over long periods and the Company’s right to receive payments depends on its performance in accordance with these contractual agreements.  The Company bills a customer in accordance with the amount specified under the contract from the cost and estimated earnings in excess of billings when the Company’s performance has reached a milestone.  In general, among four milestones, each interval of two contiguous billings under a contract is within one year (under certain railway and subway control system contracts, the interval of two contiguous billings is longer than one year) and the last billing to be issued for a contract is at the end of the warranty period.  When a customer makes a prepayment at the start of a contract, the amount received will be recorded as deferred revenue.  The deferred revenue would be recognized as revenue under the percentage of completion method along with the progress of a contract.  If no prepayment is received by the Company, revenue would be recognized through cost and estimated earnings in excess of billings.  Accordingly, when a particular milestone is reached, a particular amount of cost and estimated earnings in excess of billings will be transferred into accounts receivable and will be due upon reaching the billing milestone.  Cost and estimated earnings in excess of billings are usually billed within one year.

The Company does not require collateral from its customers.  Based on the prevailing collection practice in China, it is a reasonable expectation for the enterprises in automation industry to take over one year to collect accounts receivable.

The Company issues invoices to its customers without specifying credit terms and consequential interest charges for late payments by its customers.  The Company reviews the status of contracts periodically and decides how much of an allowance for doubtful accounts should be made based on factors surrounding the credit risk of customers and its historical experience.  The Company sets up a bad debt allowance for an individual customer if there is a deterioration of the customer’s credit worthiness and the assessed probability of default is higher than historical experience.

Based on the information available to management, the Company believes that its allowance for doubtful accounts as of June 30, 2010 and 2011 were adequate.

Property, Plant and Equipment

Property, plant and equipment are recorded at cost and are stated net of accumulated depreciation.  Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Land use right	49 years
Buildings	30 years
Machinery	5 - 10 years
Software	5 years
Vehicles	5 years
Electronic and other equipments	5 years

Construction in progress represents uncompleted construction work of certain facilities which, upon completion, management intends to hold for production purpose. In addition to costs under construction contracts, external costs directly related to the construction of such facilities, including duty and tariff, equipment installation and shipping costs, and borrowing costs are capitalized. Depreciation is recorded at the time assets are placed in service.

Maintenance and repairs are charged directly to expense as incurred, whereas betterment and renewals are capitalized in their respective property accounts.  When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized for the reporting period.

Impairment of Long-Lived Assets

The Company adopts the provisions of ASC Topic 360 Property, Plant and Equipment, which requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the assets.  Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value.  Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

The impairment loss on long-lived assets for the years ended June 30, 2009, 2010 and 2011 were nil,  $715,246, and  $23,711 respectively, which represented impairment loss on property, plant and equipment.

Shipping and Handling Cost

All shipping and handling fees charged to customers are included in net revenue, and shipping and handling costs for goods shipped by the Company to customers are included in cost of integrated contract and/or cost of goods sold.

Goodwill and Impairment Test

Goodwill resulting from an acquisition is measured at the excess of the cost of the business combination over the fair value of the assets acquired and liabilities assumed.  Goodwill will not be amortized, instead be tested for impairment at least annually as prescribed by ASC Topic 350 Intangibles -  Goodwill and Other.  If the fair value is less than its carrying value, an indication of goodwill impairment exists, then the carrying value of goodwill is written down, and an impairment loss is recognized for any excess of the carrying amount over the implied fair value of the goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. For the year ended June 30, 2009, 2010 and 2011, there was an impairment loss of nil,  $286,610, and nil respectively, included in general and administratively expenses. The carrying value of goodwill was nil as of June 30, 2010 and 2011.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740 Income Taxes, which requires an entity to recognize deferred tax liabilities and assets.  Deferred tax assets and liabilities are recognized for the future tax consequence attributable to the difference between the tax bases of assets and liabilities and their reported amounts in the financial statements.  Deferred tax assets and liabilities are measured using the enacted tax rate expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

The Company adopted the “Accounting for Uncertainty in Income Taxes” which included in ASC Topic 740 Income Taxes. It clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. It prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition of tax benefits, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure, and transition. The Company’s policy on classification of all interest and penalties related to unrecognized tax benefits, if any, as a component of income tax provisions.

Value Added Tax

All the PRC subsidiaries of the Company are subject to value added tax (“VAT”) imposed by the PRC government on its domestic product sales.  The output VAT is charged to customers who purchase goods from the Company and the input VAT is paid when the Company purchases goods from its vendors.  VAT rate is 17%, in general, depending on the types of product purchased and sold.  The input VAT can be offset against the output VAT.  VAT payable or receivable balance presented on the Company’s balance sheets represents either the input VAT less than or larger than the output VAT.  The debit balance represents a credit against future collection of output VAT instead of a receivable.

Research and Development

Research and development costs consist primarily of staff costs, which include salaries, bonuses and benefits for research and development personnel.  Research and development costs also include travel expenses of our research and development personnel as well as depreciation of hardware equipment and software tools and other materials used in our research and development activities. Research and development costs are expensed as incurred.

VAT Refunds and Government Subsidies

Pursuant to the laws and regulations of the PRC, the Company remits 17% of its sales as VAT to the government, and then is entitled to a refund of the 14% VAT levied on all sales containing internally developed software products. The Company recognizes the VAT refunds upon the completion of government approval process. Certain subsidiaries of the Company located in the PRC have, respectively, received certain government subsidies from local PRC government agencies.  Government subsidies are recognized when received and the conditions prescribed by the government have been fulfilled. VAT refunds and government subsidies are included as a credit in the operating expense in the consolidated statement of operations, which is largely research and development tax credit in essence.

Appropriations to Statutory Reserve

Under the corporate law and relevant regulations in the PRC, all of the subsidiaries of the Company located in the PRC are required to appropriate a portion of its retained earnings to statutory reserve.  All subsidiaries located in the PRC are required to appropriate 10% of its annual after-tax income each year to the statutory reserve until the statutory reserve balance reaches 50% of the registered capital.  In general, the statutory reserve shall not be used for dividend distribution purpose.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ materially from those estimates.

Comprehensive Income

The Company adopted ASC Topic 220 Comprehensive Income, which establishes standards for reporting and presentation of comprehensive income and its components in a full set of general-purpose financial statements.  Accumulated other comprehensive income represents foreign currency translation adjustments and is included in the consolidated statement of operations and comprehensive income.

Long Term Investments

The Company accounted for its long-term investments under either an equity method or a cost method in accordance with its equity interest holding percentage. Long-term investments under cost method are periodically evaluated to determine if there have been any other than temporary declines below carrying value. A variety of factors are considered when determining if a decline in fair value below carrying value is other than temporary, including, among others, the financial condition and prospects of the investee, as well as the Company’ s investment intent. The investments in entities over which the Company has the ability to exercise significant influence are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s Board of Directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, original investments are recorded at cost and adjusted by the Company's share of undistributed earnings or losses of these entities, by the amortization of any difference between the amount of the Company's investment and its share of the net assets of the investee, and by dividend distributions or subsequent investments. All unrealized inter-company profits and losses are eliminated under the equity method. When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

The impairment loss on long term investments for the years ended June 30, 2009, 2010 and 2011 were nil,  $152,732, and  $165,948 respectively.

Capitalization of Interest

Interest incurred on borrowings used to construct the Company’s construction of facilities and assembly lines projects during the active construction period are capitalized. The capitalization of interest ceases once a project is substantially complete. The amount to be capitalized is determined by applying the weighted-average interest rate of the Company’s outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives.

Earnings (Loss) Per Share

The Company presents earnings per share in accordance with the ASC Topic 260 Earnings Per Share, which defines that basic earnings (loss) per share include no dilution and are computed by dividing income (loss) available to the ordinary shares by the weighted average number of ordinary shares outstanding during the period whereas diluted earnings (loss) per share reflect the potential dilution of securities that could share in the earnings of an entity.

Share-based Compensation

The Company adopted ASC Topic 718 Compensation - Stock Compensation, which requires that share-based payment transactions with employees, such as share options and restricted shares, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.

Fair Value Measurements

The Company has adopted ASC Topic 820  Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.
Level 2 -
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

Reclassifications

The consolidated financial statements for prior years reflect certain reclassifications, which have no effect on previously reported results, to conform to the current year presentation.

Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 Fair Value Measurements and Disclosures (Topic 820) Improving Disclosures about Fair Value Measurements (“ASU No. 2010-06”). This pronouncement is an authoritative guidance to improve disclosures about fair value measurements. This guidance amends previous guidance on fair value measurements to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurement on a gross basis rather than on a net basis as currently required. This guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. ASU No. 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, which the Company adopted this statement as of July 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Early adoption is permitted. ASU No. 2010-06 does not require disclosures for earlier periods presented for comparative purposes at initial adoption. Since ASU No. 2010-06 only requires additional disclosures, it will not have an impact on our financial position or results of operations.

In December 2010, the FASB issued ASU No.2010-28, “Intangible-Goodwill and Other” (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. This ASU requires that reporting units with zero or negative carrying amounts perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. ASU 2010-28 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Management does not believe the adoption of this update will materially impact the Company's financial condition, results of operations and disclosures.

In December 2010, the FASB issued ASU 2010-29, Business Combinations (Topic 805) Disclosure of Supplementary Pro Forma Information for Business Combinations. This ASU specifies that when financial statements are presented, the revenue and earnings of the combined entity should be disclosed as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. ASU 2010-29 is effective for business combinations with acquisition dates on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. Adoption of ASU 2010-29 will affect our disclosures of material business combinations in future periods.

In May 2011, the FASB issued ASU 2011-04 “Fair Value Measurement (Topic 820) Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. This pronouncement is an authoritative guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption by public entities prohibited. The Company is currently evaluating this guidance, but does not expect its adoption will have a material effect on its consolidated financial statements.

 In June 2011, the FASB issued ASU 2011-05 “Comprehensive Income (Topic 220) Presentation of Comprehensive Income”. This pronouncement is an authoritative guidance on the presentation of comprehensive income that will require a company to present components of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. There are no changes to the components that are recognized in net income or other comprehensive income under current GAAP. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted. The Company has elected to adopt this ASU 2011-05 early.

INVENTORIES	12 Months Ended
Jun. 30, 2011
INVENTORIES
NOTE 3 - INVENTORIES

Components of inventories are as follows:

	June 30,
	2010	2011

Raw materials	$7,126,042	$9,078,780
Work in progress	5,491,687	5,338,130
Finished goods	13,274,854	15,228,823
Low value consumables	55,294	65,051
Less: Provision	(2,393,546)	(1,738,184)

	$23,554,331	$27,972,600

Provision for inventories is as follows:

	June 30,
	2009	2010	2011

Balance at beginning of year	$596,446	$1,114,140	$2,393,546
Additions	517,694	1,279,406	211,919
Written off	(2,071)	(191)	(985,404)
Exchange difference	2,071	191	118,123

	$1,114,140	$2,393,546	$1,738,184

ACCOUNTS RECEIVABLE	12 Months Ended
Jun. 30, 2011
ACCOUNTS RECEIVABLE
NOTE 4 – ACCOUNTS RECEIVABLE

Allowance for doubtful debts for accounts receivable is as follows:

	June 30,
	2009	2010	2011

Balance at beginning of year	$5,285,529	$6,276,670	$8,408,318
Additions	1,116,346	2,438,328	2,731,820
Written off	(154,527)	(341,917)	(903,768)
Exchange difference	29,322	35,237	455,440

	$6,276,670	$8,408,318	$10,691,810

COST AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS	12 Months Ended
Jun. 30, 2011
COST AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS
NOTE 5 – COST AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS

	June 30,
	2010	2011

Contract costs incurred plus estimated earnings	$320,014,935	$389,676,454
Less: Progress billings	(259,086,879)	(286,160,795)

Cost and estimated earnings in excess of billings, net	$60,928,056	$103,515,659

As of June 30, 2010 and 2011, balances of  $7,065,816 and  $11,351,985, respectively, were related to contracts which are completed but are still within the warranty period.

Allowance for doubtful accounts is as follows:

	June 30,
	2009	2010	2011

Balance at beginning of year	$884,663	$744,113	$1,102,016
Additions	50,444	353,412	76,423
Written off	(194,516)	-	-
Exchange difference	3,522	4,491	54,374

	$744,113	$1,102,016	$1,232,813

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2011
PROPERTY, PLANT AND EQUIPMENT
NOTE 6 - PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment at cost is as follows:

	June 30,
	2010	2011

Land use right	$7,282,148	$6,734,503
Buildings	13,608,227	41,388,443
Machinery	3,118,451	4,434,365
Software	1,206,719	2,798,335
Vehicles	1,234,259	1,282,623
Electronic equipments and other equipments	10,770,860	16,218,118
Construction in progress	39,329,699	757,390

	76,550,363	73,613,777
Less: Accumulated depreciation and amortization	(11,204,745)	(13,860,585)

	$65,345,618	$59,753,192

Land use rights represent rights to use state-owned lands in the PRC with lease terms of 50 years expiring in 2057.
Construction in progress consists of capital expenditures and capitalized interest charges relating to the construction of facilities and assembly lines projects. Interest of  $206,595,  $1,102,772 and  $310,551 during the period of construction for the years ended June 30, 2009, 2010 and 2011, respectively, have been capitalized.

The Company commenced the construction of a new facility in Beijing, the PRC, during the year ended June 30, 2009, and the  construction project was completed in August 2010.

Upon the completion of the new facility, the Company relocated its headquarters to this new facility in August 2010. At that time, the management of the Company developed a plan to dispose of the old headquarters. The old headquarters comprised a piece of land and several buildings which the Company owned, except for the fourth and fifth floors of the main building which were owned by Hollysys Information Technology Co., Ltd (“Hollysys Information”), an unconsolidated investee of the Company. In order to carry out the disposal of buildings with the best earnings opportunity through selling the whole complex, the Company purchased the fourth and fifth floors of the main building from Hollysys Information for a cash consideration of RMB 23,353,900 (equivalent to  $3,608,675), plus transaction costs of  $108,260. After the acquisition of the fourth and fifth floors of the main building and the relocation of headquarters, the Company initiated a plan to sell the whole complex of buildings of the old headquarters, which comprised  land and building with a carrying value of  $5,228,783, and the acquired floors with a carrying value of  $3,716,935, and reclassified them to assets held for sale with an aggregate carrying value of  $8,945,718 as of June 30, 2011. The old headquarters, recognized as assets held for sale, are no longer depreciated as they are being held at the lower of cost or fair value less cost to sell.

A long-lived asset shall not be depreciated (amortized) while it is classified as held for sale.

The depreciation and amortization for the years ended June 30, 2009, 2010 and 2011 were  $2,241,344,  $2,683,042  and  $4,468,592, respectively.

LONG-TERM INVESTMENTS	12 Months Ended
Jun. 30, 2011
LONG-TERM INVESTMENTS
NOTE 7 - LONG-TERM INVESTMENTS

The following long-term investments were accounted for under either equity method or cost method.

June 30, 2010	Interest held	Long-term investment, at cost, less impairment	Share of undistributed results	Advance to investee company	Total

Equity Method Investment
Hollysys Information Technology Co., Ltd.	49.00%	$3,063,366	$371,738	$27	$3,435,131
Hollysys Electric Machinery Co., Ltd	40.00%	779,888	1,571,979	-	2,351,867
New Huake Electric Technology Co., Ltd	37.50%	220,884	(153,428)	-	67,456
China Techenergy Co., Ltd.	50.00%	6,626,515	1,201,756	43,412	7,871,683
IPE Biotechnology Co., Ltd	31.15%	1,613,655	266,035	-	1,879,690
		$12,304,308	$3,258,080	$43,439	$15,605,827

Cost Method Investment
Beijing Hollysys Equipment Technology Co., Ltd	20.00%	58,902	-	-	58,902
Zhongjijing Investment Consulting Co., Ltd	5.00%	441,768	-	-	441,768
Zhejiang Sanxin Technology Co., Ltd	10.00%	147,256	-	-	147,256
Zhejiang Sanxin Engineering Co., Ltd	6.00%	88,354	-	-	88,354
Heilongjiang Ruixing Technology Co., Ltd	8.31%	1,006,052	-	-	1,006,052
		$1,742,332	$-	$-	$1,742,332
		$14,046,640	$3,258,080	$43,439	$17,348,159

June 30, 2011	Interest held	Long-term investment, at cost, less impairment	Share of undistributed results	Advance to investee company	Total

Equity Method Investment
Hollysys Electric Machinery Co., Ltd	40.00%	818,367	2,020,888	-	2,839,255
New Huake Electric Technology Co., Ltd	37.50%	231,782	(92,350)	-	139,432
China Techenergy Co., Ltd.	50.00%	6,953,458	2,994,512	45,554	9,993,524
IPE Biotechnology Co., Ltd	23.39%	1,523,944	1,099,935	-	2,623,879
		$9,527,551	$6,022,985	$45,554	$15,596,090

Cost Method Investment
Hollysys Information	20.00%	1,471,261	-	-	1,471,261
Beijing Hollysys Equipment Technology Co., Ltd	20.00%	46,356	-	-	46,356
Zhongjijing Investment Consulting Co., Ltd	5.00%	309,043	-	-	309,043
Zhejiang Sanxin Engineering Co., Ltd	6.00%	92,713	-	-	92,713
Heilongjiang Ruixing Technology Co., Ltd	8.31%	1,055,689	-	-	1,055,689
		$2,975,062	$-	$-	$2,975,062

		$12,502,613	$6,022,985	$45,554	$18,571,152

In July 2010, the Company entered into an agreement to dispose of 29%  of its 49% equity interest in Hollysys Information to the other equity interest owner, for a cash consideration of RMB 23,377,700 (equivalent to  $3,526,793), and a gain of  $1,443,994 was recognized in the consolidated statement of operations during the year ended June 30, 2011. Upon the disposal, the Company held a 20% equity interest of Hollysys Information, and lost the ability to exercise significant influence in Hollysys Information. The Company discontinued accruing its share of the earnings or losses of Hollysys Information and adopted the cost method to account for the remaining 20% equity interest of Hollysys Information upon the disposal as the Company is only able to nominate 1 director out of 5 directors in the board of Hollysys Information and lost significant influence in Hollysys Information in accordance with the revised Memorandum and Article of Association of Hollysys Information.

In December 2010, the Company disposed of all its investment in Zhejiang Sanxin Technology Co., Ltd at cost.

In November 2010, the Company entered into an agreement to dispose of 3.115%  of its 31.15% equity interest in IPE Biotechnology Co., Ltd (“IPE”) to a third party, for a cash consideration of RMB 934,500 (equivalent to  $140,980), and a loss of  $43,461 was recognized in the consolidated statement of operations during the year ended June 30, 2011. The Company continued to hold a 28.035% equity interest in IPE after the disposal.

In April 2011, a third party injected RMB 30 million (equivalent to  $4,525,843) capital into IPE, of which RMB 5.95 million (equivalent to  $897,626) was recognized as the paid-in capital, and the remaining balance was recognized as capital surplus. Upon the injection of paid in capital, the Company’s equity interest in IPE was diluted from 28.035% to 23.39%, while the share of net assets from IPE increased by  $756,619. This increase in share of net assets from IPE was recognized as dilution gain on share of an equity investee in the consolidated statement of operations during the year ended June 30, 2011.

WARRANTY LIABILITY	12 Months Ended
Jun. 30, 2011
WARRANTY LIABILITY
NOTE 8 - WARRANTY LIABILITY

	June 30,
	2009	2010	2011

Beginning balance	$2,051,397	$1,631,407	$1,916,654
Expense accrued	522,640	949,111	1,912,880
Expense incurred	(951,048)	(674,939)	(1,143,953)
Exchange difference	8,418	11,075	113,219

	$1,631,407	$1,916,654	$2,798,800

SHORT-TERM BANK LOANS	12 Months Ended
Jun. 30, 2011
SHORT-TERM BANK LOANS
NOTE 9 - SHORT-TERM BANK LOANS

On June 30, 2010 and 2011, the Company’s short-term bank borrowings consisted of revolving bank loans of  $1,472,559 and  $11,528,465, respectively, from several banks.

As of June 30, 2010, the short-term borrowings of  $1,472,559 was subject to an annual interest rate of 4.779%, without any guarantee or pledge of assets.

As of June 30, 2011, the short-term borrowings of  $11,528,465 was subject to annual interest rates from 5.85% to 8.13%, with weighted average interest rate of 7.37%, of which  $6,767,705 are subject to a pledge of certain accounts receivable, amounted to  $6,767,705. The remaining borrowings are without any guarantee or pledge of assets.

LONG TERM BOND PAYABLE	12 Months Ended
Jun. 30, 2011
LONG TERM BOND PAYABLE
NOTE 10 - LONG TERM BOND PAYABLE

In December 2007, Beijing Hollysys and three independent third parties entered into an agreement with the underwriters to issue bonds to institutional and public investors in the PRC with an aggregate principal amount of RMB 305 million. Pursuant to the agreements, Beijing Hollysys issued RMB 80 million (equivalent to  $11.7 million) of bonds (collectively, the “Bond”) for the purpose of technology improvement and industrial implementation of certain technology. The Bond carried interest at a rate of 6.68% per annum, which was payable semi-annually and matured in December 2010. Related to the Bond, Beijing Zhongguancun Science and Technology Guaranty Co., Ltd.  undertook joint and several guarantee liabilities in full in favour of Beijing Hollysys. Concurrently, the China Development Bank  authorized its business department to undertake general guarantee liability in respect of the guarantee liabilities of Beijing Zhongguancun Science and Technology Guaranty Co., Ltd. The Bond issuing costs were RMB 1,254,054 (equivalent to  $183,559).  Such issuing costs were amortized during the three-year term of the Bond and any unamortized issuing cost was presented as long-term deferred expenses on the balance sheet.

For the year ended June 30, 2009, 2010, and 2011,  interest of  $782,671,  $792,510 and  $342,684, respectively, was charged to interest expenses.

The long term bond was fully repaid in December 2010.

LONG-TERM BANK LOANS	12 Months Ended
Jun. 30, 2011
LONG-TERM BANK LOANS
NOTE 11 - LONG-TERM BANK LOANS

	June 30,
	2010	2011

RMB-denominated loan from Industrial and Commercial Bank of China	$36,813,972	$37,085,110
Less: Current portion	(1,472,559)	(5,408,245)

	$35,341,413	$31,676,865

The loan from Industrial and Commercial Bank of China is effective from March 31, 2009 to March 30, 2016, with an annual effective interest rate of 6.44%. The borrowing was secured by a pledge of the new headquarters facility in Beijing, comprised of land and buildings with the aggregate carrying value of  $39,302,147 and  $37,789,950 as of June 30, 2010 and 2011, respectively.

Scheduled principal payments for all outstanding borrowings on June 30, 2011 are as follows:

Year Ending June 30,
2012	$5,408,245
2013	7,726,065
2014	7,726,065
2015	7,726,065
2016	8,498,670

$37,085,110

For the years ended June 30, 2009, 2010, and 2011, loan interest including short-term and long-term bank loans of  $1,192,485,  $2,537,929 and  $2,648,008 was incurred and  $985,890,  $1,435,157 and  $2,337,457 were charged to interest expenses, respectively.

STOCKHOLDERS' EQUITY	12 Months Ended
Jun. 30, 2011
STOCKHOLDERS' EQUITY
NOTE 12 – STOCKHOLDERS’ EQUITY

In accordance with the Share Exchange Transaction, the original shareholders of GTH and their designees were entitled to receive, on an all or none basis per year, an aggregate of 11 million ordinary shares of Hollysys (2 million shares each year for the first four years and 3 million shares for the fifth year), if the Company’s profit for any respective twelve months period ending December 31, 2007 to 2011 exceeds certain profit targets (the “Future Annual Incentive Share Plan”).

During the years ended June 30, 2008 and 2009, the Company determined that the after-tax profit (in terms of comprehensive income concept) target for the 12-months ended December 31, 2007 and 2008 was met respectively. Accordingly, 4 million incentive shares were issued on July 25, 2009.

On June 15, 2009, the Company agreed to immediately issue 4 million ordinary shares to the original shareholders of GTH and their designees for the cancellation of the Future Annual Incentive Share Plan for the 12-month periods ending December 31, 2009, 2010 and 2011. In accordance with ASC Topic 718 Compensation - Stock Compensation, the modification of the incentive stock compensation resulted in an incremental incentive stock compensation of  $22 million, which was charged to the consolidated statement of operations for the year ended June 30, 2009. These incentives shares were issued on February 29, 2010.

On July 1, 2009, Hollysys S&T acquired a 1.78% equity interest of Beijing Hollysys from the non-controlling interest holder, for  cash consideration of RMB 18 million (equivalent to  $2,638,793).

On December 23, 2009, the Company entered into the Share Purchase Agreement with the non-controlling interest holder, Unionway Resources Limited, to acquire a 24.11% equity interest of Beijing Hollysys, by issuing 4,413,948 ordinary shares of the Company with a fair value of  $53,011,515 and a cash payment of RMB 67.63 million (equivalent to  $9,936,203). The 4,413,948 shares were issued on March 16, 2010.

According to ASC Topic 810-10 Consolidation, these non-controlling interest acquisitions were recognized as equity transactions, and the difference between the consideration paid and the carrying amount of the 1.78% and 24.11% equity interest in Beijing Hollysys amounted approximately to  $1,414,108, and  $44,586,023 was recognized as additional paid in capital during the year ended June 30, 2010.

In April 2010, the holders of the Unit Purchase Option (“UPO”) exercised 250,000 of the UPO on a cashless basis, and 92,567 ordinary shares were issued to the UPO holders on June 3, 2010. As of June 30, 2010 and 2011, none of the UPO was outstanding.

STOCK COMPENSATION EXPENSES	12 Months Ended
Jun. 30, 2011
STOCK COMPENSATION EXPENSES
NOTE 13 – STOCK COMPENSATION EXPENSES

On September 20, 2007, the Company adopted the “2006 Stock Plan” (the “Plan”) which allows the Company to offer a variety of incentive awards to employees, officers, directors and consultants. Options to purchase 3,000,000 ordinary shares are authorized under the Plan.

Share options

On February 1, 2008 and June 2, 2008, options to purchase 186,000 and 60,000 ordinary shares were granted under the terms of the Plan. 186,000 and 60,000 options were priced at  $7.9 and  $5.85 per share respectively, in which 231,000 options with expiry period of 5 years from the date of grant and vest over a period of 3 years, and 15,000 options with expiry period of 1 year from the date of grant with immediate vesting. The 15,000 options were not exercised and have been expired as of June 30, 2009.

On January 20, 2009, options to purchase 450,000 ordinary shares were granted under the terms of the Plan. They were priced at  $2.24 per share, with expiry period of 10 years from the date of grant and vest over a period of 3 years.

A summary of the share option activity under the Plan is as follows:
	Options outstanding	Weighted average exercise price

Options outstanding at June 30, 2009	681,000	$3.98
Options granted	-	-
Options exercised	-	-
Options cancelled/forfeited/expired	-	-
Options outstanding at June 30, 2010	681,000	$3.98
Options granted	-	-
Options exercised	(243,000)	4.41
Options cancelled/forfeited/expired	-	-
Options outstanding at June 30, 2011	438,000	$3.74
Options vested and exercisable
At June 30, 2010	412,500	$4.59
At June 30, 2011	388,000	$3.94

During the year ended June 30, 2011, a total of 243,000 options were exercised by the share option holders, of which 150,000 and 93,000 share options were exercised at a price of  $2.24 and  $7.9, respectively, with total of cash receipt of  $1,070,700 for the share options exercised. The total intrinsic value of the options exercised during the year ended June 30, 2011 was  $2,640,820.

The following table summarizes information with respect to options outstanding at June 30, 2011:

	Options outstanding and exercisable
	Number outstanding	Weighted average remaining contractual life years	Weighted average fair value as of the grant date
Exercise price:
US $7.90	78,000	1.5	$2.34
US $5.85	60,000	1.9	2.21
US $2.24	300,000	7.6	2.31

Total	438,000	5.7	$2.30

The aggregate intrinsic value as of June 30, 2010 and 2011 is  $3,425,910 and  $2,442,960 respectively .

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model.

	Year Ended June 30,
	2009	2010	2011
Options granted (weighted average)
Average risk-free rate of return	1.85%	-	-
Expected option life	6 years	-	-
Volatility rate	116%	-	-
Dividend yield	-	-	-

Average risk-free rate of return for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Expected option life is derived from the simplified method in accordance to ASC Topic 718 Compensation - Stock Compensation as no historical exercise pattern could be studied for reference, Volatility rate is based on historical volatility of the Company’s stock. Dividend yield is estimated by the Company at zero for the expected option life.

The Company recorded share option compensation expense of  $319,026,  $524,076 and  $456,628, included in general and administrative expenses, for the years ended June 30, 2009, 2010 and 2011. As of June 30, 2010 and 2011, there were  $658,765 and  $115,500, respectively, of total unrecognized compensation expense related to the share options. The unrecognized compensation expense related to the share options is expected to be recognized over a weighted-average vesting period of 0.5 year.

Restricted shares

During June 30, 2011, the Company granted 67,500 restricted ordinary shares to certain directors under the Plan, vesting over a period of 3 years, with the vesting period starting from the grant date. Fair value of the restricted shares was determined with reference to the market closing price at grant date.

A summary of the restricted shares is as follows:

	Number of	Weighted
	restricted	average grant
	shares	date fair value
Restricted shares outstanding at July 1, 2010	-	$-
Granted	67,500	12.57
Cancelled/forfeited	-	-
Restricted shares outstanding at June 30, 2011	67,500	$12.57

Restricted shares vested
At June 30, 2011	6,459	$14.76

The Company recorded restricted share compensation expense of  $95,338, included in general and administrative expenses, for the year ended June 30, 2011. As of June 30, 2011, there was  $753,440 of total unrecognized compensation expense related to the restricted shares. The unrecognized compensation expense related to the restricted shares is expected to be recognized over a weighted-average vesting period of 2.71 years.

EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2011
EMPLOYEE BENEFITS
NOTE 14 - EMPLOYEE BENEFITS

The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in China.  The expense related to this plan was  $4,467,855,   $6,378,917  and  $8,661,442 for the years ended June 30, 2009, 2010 and 2011, respectively.

INCOME TAX	12 Months Ended
Jun. 30, 2011
INCOME TAX
NOTE 15 - INCOME TAX

Hollysys, and its subsidiary, GTH, are incorporated in the BVI and are not subject to income tax under the relevant jurisdiction. The current major operating subsidiaries are incorporated in the PRC and are subject to income taxes as described below.

The standard statutory tax rate of PRC Enterprise Income tax (“EIT”) is 25% effective from calendar year ended December 31, 2008. All PRC subsidiaries applied the standard statutory tax rate except the following subsidiaries.

Beijing Hollysys

In 2008, Beijing Hollysys was certified as a High-tech Enterprise for three years commencing January 1, 2008. Pursuant to PRC EIT law, an enterprise certified as a High-tech Enterprise enjoys a preferential EIT rate of 15%. Therefore, the EIT tax rate applicable to Beijing Hollysys was 15% for the calendar years ended December 31, 2008, 2009 and 2010. As of June 30, 2011, Beijing Hollysys was in the process of renewing its High-tech Enterprise status. According to the State Administration of Taxation Notice [2011] No. 4 – Provisional tax implementation for High-tech Enterprise subject to renewal process, a High-tech Enterprise can apply a provisional EIT rate of 15% when the High-tech Enterprise status expired but is in the process of renewal. The management expects that Beijing Hollysys will be certified again as a High-tech Enterprise during the calendar year ending December 31, 2011. Accordingly, the applicable EIT rate for Beijing Hollysys is 15% for the period from January 1 to June 30, 2011.

Hangzhou Hollysys

In 2008, Hangzhou Hollysys was certified as a High-tech Enterprise for the three years commencing  January 1, 2008. In addition, Hangzhou Hollysys also was certified as a “Major Software Enterprise” for the calendar years ended December 31, 2008, 2009 and 2010, and was entitled to a concessionary EIT rate of 10% which was granted by relevant authorities discretionarily on an annual basis. In accordance with the new EIT law, the EIT tax rate applicable to Hangzhou Hollysys for the calendar years ended December 31, 2008, 2009, and 2010 was 10%. For the calendar year ending December 31, 2011, concessionary EIT has not yet been granted by relevant authorities as Hangzhou Hollysys is still in the process of obtaining the certification as Major Software Enterprise.

As mentioned above, Hangzhou Hollysys is in the process of renewing its High-tech Enterprise status as of June 30, 2011. According to the State Administration of Taxation Notice [2011] No. 4 – Provisional tax implementation for High-tech Enterprise subject to renewal process, a High-tech Enterprise can apply the provisional EIT rate of 15% when the High-tech Enterprise status expired but is in the process of renewal. The management expects that Hangzhou Hollysys will be certified as a High-tech Enterprise during the calendar year ending December 31, 2011. Accordingly, the applicable EIT rate for Hangzhou Hollysys is 15% for period from January 1 to June 30, 2011.

Hollysys Automation

Hollysys Automation is registered in a high-tech zone located in Beijing and was certified as a “Software Enterprise” for the calendar years ended/ending December 31, 2009, 2010 and 2011, and was entitled to tax holidays of 100% exemption of income tax for two years followed by 50% exemption of income tax for the next three years after the first profitable calendar year, which was the calendar year ended December 31, 2010. In accordance with the new EIT law, the EIT tax rate applicable to HollySys Automation for the calendar years ended/ending December 31, 2009, 2010, and 2011 is therefore 25%, 0%, and 0%  respectively.

Income tax expense, which is all incurred in the PRC, consists of:

	Year Ended June 30,
	2009	2010	2011

Current income tax expense	$2,525,416	$8,540,774	$7,634,494
Deferred income tax expense (benefit)	535,725	(877,341)	(1,190,527)

	$3,061,141	$7,663,433	$6,443,967

Reconciliation between the provisions for income taxes computed by applying the statutory tax rate in PRC of 25% for the fiscal years ended June 30, 2009, 2010, and 2011 for the income before income taxes and the actual provision for income taxes is as follows:

	Year Ended June 30,
	2009	2010	2011

Income (loss) before income taxes	$(5,603,121)	$35,219,424	$47,909,081

Expected income tax expense at statutory tax rate in PRC	(1,400,780)	8,804,856	11,977,270
Effect of different tax rates in various jurisdictions	32,590	15,555	15,070
Effect of preferential tax treatment	(4,004,659)	(4,989,382)	(5,768,020)
Effect of income for which no income tax is chargeable	(1,447,910)	(1,394,901)	(1,792,868)
Effect of additional deductible research and development expense	(770,383)	(197,472)	(860,736)
Effect of non-deductible expenses	10,585,029	883,415	882,370
Under/(over) provision of income tax in previous years	(34,818)	(86,171)	792,662
Change in valuation allowance	113,096	63,397	149,420
Utilization of tax loss previously not recognized	-	-	(40,019)
Effect of deemed profit arisen in re-organization	-	1,372,299	-
Withholding tax on capital repayment	-	3,082,100	1,077,377
Others	(11,024)	109,737	11,441

Effective income tax expense	$3,061,141	$7,663,433	$6,443,967

Had the all above tax holidays and concessions not been available, the tax charge would have been higher by  $4,004,659,  $4,989,382 and  $5,768,020 and the basic net income per share would have been lower by  $0.09,  $0.10 and  $0.11 for the years ended June 30, 2009, 2010 and 2011 respectively, and diluted net income per share for the years ended June 30, 2009, 2010 and 2011 would have been lower by  $0.09 ,  $0.10 and   $0.10, respectively.

In February 2010, Hollysys re-organized the group structure of its PRC wholly owned subsidiaries (the “Group Re-organization”). GTH and Beijing Hollysys, each held 60% and 40% equity interest of Hangzhou Hollysys respectively, transferred the equity interest of 20% and 40% equity interest of  Hangzhou Hollysys, respectively to Hollysys S&T at cost on February 3, 2010.  As a result, GTH and Beijing S&T held 40% and 60% equity interest of Hangzhou, without any change in the effective interest held by the Company before and after the equity transfer.

Prior to the equity transfer, on February 1, 2010, the board of directors of Hangzhou Hollysys approved the resolution of dividend declaration amounted to RMB 513.27 million (equivalent to  $75.25 million), on a one-off basis, among which RMB 205.31 million (equivalent to  $30.10 million) was distributable to Beijing Hollysys, and RMB 307.96 million (equivalent to  $45.15 million) distributable to GTH.

Pursuant to PRC Enterprise Income Tax Law, Hangzhou Hollysys, a foreign investment enterprise, is obligated to withhold income tax on dividends paid-out to GTH, a foreign enterprise and non-resident, for the earnings retained after January 1, 2008. Out of the total dividends of RMB 307.96 million (equivalent to  $45.15 million) distributable to GTH, RMB 210.24 million (equivalent to  $30.82 million) was retained after January 1, 2008. As a result, Hangzhou Hollysys withheld RMB 21.04 million (equivalent to  $3.08 million) of income tax for the dividends distributable to GTH based on the tax rate of 10% in accordance with the PRC tax law during the year ended June 30, 2010.

Hangzhou Hollysys  is also obligated to withhold the income tax for the gain on disposal of equity interest. Pursuant to PRC Enterprise Income Tax Law, the consideration of equity transfer shall be adjusted to fair value for taxation purpose. The Company engaged a third party value, to value the equity interest of Hangzhou Hollysys as of February 3, 2010, the date of transfer. The fair value of the equity interest in Hangzhou for tax purpose was approximately  $34.85 million.

As a result, Hangzhou Hollysys withheld RMB 2.34 million (equivalent to  $0.34 million) of income tax for GTH in respect of the gain on disposal of equity interest based on the tax rate of 10% in accordance with the PRC tax law. Beijing Hollysys accrued RMB 7.02 million (equivalent to  $1.03 million) of income tax in respect of the gain on disposal of equity interest based on Beijing Hollysys’ applicable enterprise income tax rate. Total of income tax expense for the deemed profit arising from the Group Re-organization of  $1.37 million was incurred during the year ended June 30, 2010.

In January 2011, the Company determined to carry out another group re-structuring, where Beijing S&T transferred the equity interest of 60% equity interest of Hangzhou Hollysys, at cost, to Beijing Hollysys. Before the execution of the equity transfer, the board of directors of Hangzhou Hollysys approved a resolution to declare a  dividend  of RMB 178.54 million (equivalent to  $26.93 million), on a one-time basis, of which RMB 107.12 million (equivalent to  $16.16 million) was distributable to Beijing S&T, and RMB 71.42 million (equivalent to  $10.77 million) was distributable to GTH. As a result, Hangzhou Hollysys withheld RMB 7.14 million (equivalent to  $1.08 million) in income tax for the dividends distributable to GTH based on the tax rate of 10% in accordance with the PRC tax law during the year ended June 30, 2011.

The temporary differences that have given rise to the deferred tax liabilities consist of the following:

	June 30,
	2010	2011
Deferred tax assets
Doubtful debt allowance	$1,449,386	$1,811,353
Inventory provision	309,047	242,891
Long-term assets	129,955	457,206
Deferred revenue	1,804,203	4,049,695
Warranty liability	285,800	416,429
Recognition of intangible assets	628,215	714,693
Accrued payroll	406,988	802,344
Net operating loss carry forward	519,683	684,085
	5,533,277	9,178,696
Less: Valuation allowances	(519,683)	(631,775)
	$5,013,594	$8,546,921
Deferred tax liabilities
Cost and estimated earnings in excess of billings	$(3,379,237)	$(5,533,959)

Deferred tax assets, net	$1,634,357	3,012,962

Deferred tax assets - current	$956,969	$2,021,466
Deferred tax assets – non-current	677,388	991,496
	$1,634,357	$3,012,962

The Company operates through the PRC subsidiaries and the valuation allowance is considered on each individual basis. Where a valuation allowance was not recorded, the Company expects to generate sufficient taxable income in the future.

Under the New EIT Law and the implementation rules, profits of the PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. At June 30, 2010 and 2011, aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately RMB583.45 million (equivalent to  $85.92 million) and RMB862.11 million (equivalent to  $133.21 million) are intended to be reinvested, and accordingly, no deferred taxation has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

In accordance with ASC Topic 704 Income Taxes, the Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities.

Determining income tax provisions involves judgement on the future tax treatment of certain transactions. The Company performed a self-assessment and concluded that there was no significant uncertain tax position requiring recognition in its financial statements. The tax treatment of such transactions is reconsidered periodically to take into account all changes in tax legislations. Where the final tax outcome of these transactions is different from the amounts that were initially recorded, such difference will impact the income tax and deferred tax provisions in the year in which such determination is made.

 There were no material interest or penalties incurred for the years ended June 30, 2009, 2010 and 2011.

EARNINGS (LOSS) PER SHARE	12 Months Ended
Jun. 30, 2011
EARNINGS (LOSS) PER SHARE
NOTE 16 – EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share attributable to Hollysys for the years indicated:

	Year Ended June 30,
	2009	2010	2011

Net income (loss) attributable to Hollysys - numerator Basic and diluted	$(13,851,064)	$25,704,538	$41,469,998

Shares - denominator:
Weighted average ordinary shares outstanding used in computing basic net earnings (loss) per share attributable to Hollysys	44,950,833	51,243,667	54,564,842
Option
Effect of dilutive securities
Share options	-	251,062	382,070
UPO	-	343,565	-
Restricted shares	-	-	2,368
Weighted average ordinary shares outstanding used in computing diluted net earnings per share attributable to Hollysys	44,950,833	51,838,294	54,949,280

Net earnings (loss) per share attributable to Hollysys - basic	$(0.31)	$0.50	$0.76

Net earnings (loss) per share attributable to Hollysys - diluted	$(0.31)	$0.50	$0.75

For the year ended June 30, 2009, potential ordinary shares of 681,000 shares related to stock options granted under the terms of the Plan, 750,000 shares related to UPO and 4,991,781 shares related to contingent issuance of ordinary shares in accordance with the Share Exchange Transaction were excluded from the computation of diluted net loss per share as they had an anti-dilutive effect.

RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2011
RELATED PARTY TRANSACTIONS
NOTE 17 - RELATED PARTY TRANSACTIONS

Related Party Relationships

Name of Related Parties	Relationship with the Company

Hollysys Information	20% owned by Beijing HollySys
New Huake Electronic Technology Co., Ltd. (“New Huake”)	37.5% owned by Beijing HollySys
China Techenergy Co., Ltd. (“China Techenergy”)	50% owned by Beijing HollySys
IPE	23.39% owned by Beijing HollySys
Hollysys Electric Tech Co., Ltd. (“Hollysys Electric Tech”)	40% owned by Beijing HollySys
Hollysys Equipment Technology Co., Ltd. (“Hollysys Equipment”)	20% owned by Beijing HollySys
Zhejiang Sanxin Engineering Co., Ltd (“Zhejiang Sanxin”)	6% owned by Hangzhou HollySys

Due from Related Parties
	June 30,
	2010	2011

Hollysys Information	$998,113	$1,333,534
China Techenergy	9,749,715	10,837,123
Hollysys Electric Tech	9,234	-
Hollysys Equipment	4,565	4,790
Zhejiang Sanxin	3,201	-

	$10,764,828	$12,175,447

The Company’s management believed that the collection of amounts due from related parties were reasonably assured and accordingly, no provision had been made for these balances of due from related parties.

Due to Related Parties

	June 30,
	2010	2011

Hollysys Information	1,853,162	2,725,059
New Huake	73,191	58,203
Hollysys Equipment Technology Co. Ltd.	1,696	1,780
Beijing Techenergy Co., Ltd	673,966	536,125
Hollysys Electric Tech Co., Ltd	8,584	17,396

	$2,610,599	$3,338,563

Purchases and Sales with Related Parties

Purchases of goods and services

	Year Ended June 30,
	2009	2010	2011

Hollysys Electric Tech	$24,709	$41,757	$34,085
Beijing Techenergy	1,531,058	70,368	-
Hollysys Information	728,897	4,857,416	2,151,391
New Huake	431,693	493,203	879,111

	$2,716,357	$5,462,744	$3,064,587

Purchase of buildings

	Year Ended June 30,
	2009	2010	2011

Hollysys Information	$-	$-	$3,608,675

Lease Expenses

	Year Ended June 30,
	2009	2010	2011

Hollysys Information	$-	$32,069	$-

Sales

	Year Ended June 30,
	2009	2010	2011

HollySys Electric Tech	$13,865	$11,038	$13,478
Beijing Techenergy	5,721,797	4,189,366	3,557,125
Hollysys Information	920,333	2,184,844	727,460
Zhejiang Sanxin	-	8,337	-
Hollysys Equipment	30,794	1,385	-

	$6,686,789	$6,394,970	$4,298,063

Lease Income

	Year Ended June 30,
	2009	2010	2011

Beijing Techenergy	$27,835	$-	$-
Hollysys Equipment	3,351	-	-

	$31,186	$-	$-

Amounts due from and due to the related parties relating to the above transactions are unsecured, non-interest bearing and repayable on demand.

OPERATING RISK	12 Months Ended
Jun. 30, 2011
OPERATING RISK
NOTE 18 - OPERATING RISK

The Company has significant investments in the PRC.  The operating results of the Company may be adversely affected by changes in the political and social conditions in the PRC, and by changes in Chinese government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods taxation, among other things.  There can be no assurance, however, those changes in political and other conditions will not result in any adverse impact.

Most of the Company’s customers are located in the PRC. The Company had no customer that individually comprised 10% or more of revenue for the years ended June 30, 2009, 2010 and 2011.

The Company has no customer that individually comprised 10% or more of the outstanding balance as of June 30, 2010 and 2011.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Jun. 30, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 19 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amount of cash and cash equivalents, contract commitment deposit in banks, accounts receivable, other receivables, amount due to or from related parties, accounts payable and accrued liabilities are reasonable estimates of their fair value because of the short maturity of these items. The carrying amount of the Company’s long term debts approximates their fair value due to the interest rates on the debts approximating at current rates.

COMMITMENT	12 Months Ended
Jun. 30, 2011
COMMITMENT
NOTE 20 - COMMITMENT

The Company leases premises under various operating leases.  Rental expenses under operating leases included in the consolidated statement of operations were  $1,105,473,  $1,002,666 and  $1,053,907 for the years ended June 30, 2009, 2010 and 2011, respectively.

At June 30, 2011, the Company was obligated under operating leases requiring minimum rentals as follows:

Years Ending June 30,

2012	793,314
2013	681,855
2014	85,283
2015	13,218
2016	3,367

Total minimum lease payments	$1,577,037

There was no significant capital commitment as of June 30, 2011.

SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2011
SUBSEQUENT EVENTS
NOTE 21 - SUBSEQUENT EVENTS

On May 18, 2011, the Company entered into the SPA to acquire the 100% interest of Concord Group, which is engaged in the provision of electrical works and infrastructure engineering services in South-East Asia and the Middle East. The total consideration of the acquisition, of approximately  $43.2 million, consisted of cash consideration of SGD $41.5 million (approximately  $33.8 million), and 1,006,788 ordinary shares of Hollysys, valued at approximately  $9.4 million.

In addition, the Company is obligated to issue an aggregate of 1,510,181 ordinary shares of the Company (“Incentive Shares”) to the management of the Concord Group if the Concord Group’s net income equals or exceeds  $10 million and  $11.5 million for the fiscal years ending June 30, 2012 and 2013, respectively (“Targeted Net Income Threshold”), in accordance with the SPA. The Company will issue 50% of Incentive Shares to the management of the Concord Group on an all or none basis per year when the Targeted Net Income Threshold is achieved. The Company will account for the transactions of issuing these Incentive Shares as compensation stock expenses in the consolidated statements of operation in accordance with ASC Topic 805-10 Business Combinations.

On May 30, 2011, the Company paid SGD $20.75 million (equivalent to approximately  $16,856,148) as an advance of the  purchase price consideration for the acquisition of the Concord Group.

On July 1, 2011, the closing conditions were met and the acquisition of the Concord Group was completed. The Company made the final cash payment of SGD $20.75 million (equivalent to approximately  $17,008,274) on July 11, 2011. On September 6, 2011, 1,006,788 ordinary shares were issued as the balance of the purchase consideration due for the Concord Group.

Through the acquisition, the Company seeks to expand the existing distribution and marketing channels to cross sell the Company’s existing product lines in the rail and industrial segments to the fast growing South-East Asia and the Middle East markets. The operating results of Concord Group will be included in the Company’s consolidated financial statement for the year ending June 30, 2012, and thereafter. Due to insufficient preparation time, the initial accounting treatment for this business combination is incomplete at the issuance of the Company’s 2011 consolidated financial statements. As a result, the Company is unable to disclose the financial effect of this business combination, including information regarding fair value of assets acquired and liabilities assumed, until the Company has a more in-depth review.

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2011
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
NOTE 22 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial statements of Hollysys Automation Technologies (“the parent company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the parent company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB1,244.91 million (equivalent to  $183.32 million) and RMB1,292.47 million (equivalent to  $199.71 million) as of June 30, 2010, and 2011, respectively.

The following represents condensed unconsolidated financial information of the Parent Company only:

CONDENSED BALANCE SHEET
(In US Dollars)

	June 30,
	2010	2011
ASSETS
Current assets
Amounts due from subsidiaries	$71,105,607	$55,146,317
Prepaid expenses	42,497	50,712
Total current assets	71,148,104	55,197,029
Advance payment for acquisition of a subsidiary	-	16,856,148
Investments in unconsolidated subsidiaries	142,216,219	193,809,983
Total assets	$213,364,323	$265,863,160

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accrued payroll and related expense	$42,382	$43,984
Accrued liabilities	625,216	761,519
Total current liabilities	667,598	805,503
Total stockholders' equity	212,696,725	265,057,657
Total liabilities and stockholders' equity	$213,364,323	$265,863,160

CONDENSED STATEMENTS OF OPERATIONS
(In US Dollars)

	Year Ended June 30,
	2009	2010	2011

Equity in earnings of unconsolidated subsidiaries	$27,609,431	$27,994,479	$43,432,493
General and administrative expenses	(41,495,313)	(2,289,941)	(1,962,495)
Income (loss) before income taxes	(13,885,882)	25,704,538	41,469,998
Income taxes credit	(34,818)	-	-
Net income (loss)	$(13,851,064)	$25,704,538	$41,469,998

CONDENSED STATEMENTS OF CASH FLOW
(In US Dollars)

	Year ended June 30,
	2009	2010	2011

Net cash used in operating activities	$(126,698)	$(70,942)	$-
Net cash provided by (used in) investing activities	-	-	-
Net cash provided by (used in) financing activities	-	-	-
Net decrease in cash and cash equivalents	(126,698)	(70,942)	-

Cash and cash equivalents, beginning of year	197,640	70,942	-
Cash and cash equivalents, end of year	$70,942	$-	$-

Basis of presentation

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.